Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Change in provincial corporate income tax rate		12.00%
US federal corporate tax rate			21.00%	35.00%
Unrecognized tax benefits			$ 2
Interest and penalties included in unrecognized tax benefits			1
U.S. and international operations [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Loss carryforwards not recognized as deferred income tax asset		$ 31
Canada [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Loss carryforwards not recognized as deferred income tax asset		33
Temporary differences [Member] | International operations [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effected temporary differences		$ 5
Temporary differences [Member] | U.S. and international operations [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effected temporary differences			$ 37
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Change in provincial corporate income tax rate	8.00%